Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Apr. 05, 2018
Document Effective Date	Apr. 05, 2018
Prospectus Date	Feb. 01, 2018
Calvert Income Fund | Class A
Risk/Return:
Trading Symbol	CFICX
Calvert Income Fund | Class C
Risk/Return:
Trading Symbol	CIFCX
Calvert Income Fund | Class I
Risk/Return:
Trading Symbol	CINCX
Calvert Short Duration Income Fund | Class A
Risk/Return:
Trading Symbol	CSDAX
Calvert Short Duration Income Fund | Class C
Risk/Return:
Trading Symbol	CDICX
Calvert Short Duration Income Fund | Class I
Risk/Return:
Trading Symbol	CDSIX
Calvert Long-Term Income Fund | Class A
Risk/Return:
Trading Symbol	CLDAX
Calvert Long-Term Income Fund | Class I
Risk/Return:
Trading Symbol	CLDIX
Calvert Ultra-Short Duration Income Fund | Class A
Risk/Return:
Trading Symbol	CULAX
Calvert Ultra-Short Duration Income Fund | Class I
Risk/Return:
Trading Symbol	CULIX
Calvert Ultra-Short Duration Income Fund | Class R6
Risk/Return:
Trading Symbol	CULRX
Calvert High Yield Bond Fund | Class A
Risk/Return:
Trading Symbol	CYBAX
Calvert High Yield Bond Fund | Class C
Risk/Return:
Trading Symbol	CHBCX
Calvert High Yield Bond Fund | Class I
Risk/Return:
Trading Symbol	CYBIX